SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies Tables
Amortization expense	$ 1,688,711	$ 1,527,013
Cost of goods sold	13,736,433	13,639,940
Advertising/marketing costs	1,391,172	1,223,670
Receivables	$ 141,000	$ 10,351